Accounting standards issued but not yet effective (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 13,049
Operating lease commitment
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	13,000
Expense relating to short-term leases for which recognition exemption has been used	600
Right-of-use assets	9,400
Lease liabilities	10,000
Deferred tax assets	100
Decrease in net assets	400
Decrease in net current assets	$ 700
Discussion of impact that initial application of new IFRS is expected to have on financial statements	The Company expects that the adoption of IFRS 16 will have the effect of reducing net income after tax by approximately $0.2 million for 2019 based on the leases in place on December 31, 2018. For the same period, operating cash flows will increase and financing cash flows decrease by approximately $0.7 million as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.